Earnings per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share

8 Earnings per share

The computation of earnings per share (EPS) is presented in the following table:

	2014	2013	2012

Income (loss) from continuing operations	607	415	(53)
Less: Net income (loss) attributable to non-controlling interests	68	67	63

Income (loss) from continuing operations attributable to stockholders	539	348	(116)
Income (loss) from discontinued operations attributable to stockholders	—	—	1

Net income (loss) attributable to stockholders	539	348	(115)

Weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands)	237,954	248,526	248,064
Plus incremental shares from assumed conversion of:
Options	6,753	5,004	—
Restricted Share Unites, Performance Share Units and Equity Rights	3,902	1,520	—

Dilutive potential common share	10,655	6,524	—
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year (in thousands) 1)	248,609	255,050	248,064

Basic EPS attributable to stockholders in $:
Income (loss) from continuing operations	2.27	1.40	(0.46)
Income (loss) from discontinued operations	—	—	—

Net income (loss)	2.27	1.40	(0.46)

Diluted EPS attributable to stockholders in $:
Income (loss) from continuing operations	2.17	1.36	(0.46)
Income (loss) from discontinued operations	—	—	—

Net income (loss)	2.17	1.36	(0.46)

1)	In 2014, 1,670,519 securities (2013: 10,609,942 securities; 2012: 32,394,794 securities) that could potentially dilute basic EPS were not included in the computation of dilutive EPSs because the effect would have been anti-dilutive for the period presented.